Selling and Administrative Expenses - Details of Selling and Administrative Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [Line Items]
Expenses related to defined benefit plans	₩ 198,241	₩ 220,962	₩ 199,033
Shipping costs	249,820	224,742	231,830
Fees and commissions	692,125	638,732	580,235
Taxes and dues	91,806	74,506	76,640
Advertising	236,440	67,636	265,755
Warranty expenses	251,131	166,691	146,829
Travel	92,976	73,807	71,457
Others	919,051	927,218	1,036,131
Selling, general and administrative expenses	1,690,505	1,305,393	1,470,885
Selling, general and administrative expenses [member]
Statement of comprehensive income [Line Items]
Salaries	327,288	276,824	268,182
Expenses related to defined benefit plans	27,401	28,999	26,967
Other employee benefits	94,740	89,717	88,191
Shipping costs	214,866	191,442	199,774
Fees and commissions	197,070	192,786	191,106
Depreciation	138,711	129,225	118,719
Taxes and dues	46,317	30,523	30,958
Advertising	236,440	67,636	265,755
Warranty expenses	251,131	166,691	146,829
Rent	26,711	25,840	24,184
Insurance	12,459	11,561	10,826
Travel	27,879	23,343	24,411
Training	16,311	14,464	15,515
Others	₩ 73,181	₩ 56,342	₩ 59,468